Share Capital and Public Offerings (Details) - Schedule of Common Share Warrant Activity	12 Months Ended
Dec. 31, 2023 shares
Schedule of Common Share Warrant Activity [Abstract]
Balance	19,045,043
Issuances	0
Exercises	0
Balance	19,045,043